Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net revenue	$ 4,796,474	$ 4,299,717
Cost of revenue	6,109,206	5,300,037
Gross margin (loss)	(1,312,732)	(1,000,320)
Operating expenses
Compensation	4,678,390	5,812,057
Research and development	951,414	983,528
Marketing	4,700,171	9,626,982
Stock based compensation	4,183,844	9,661,168
Impairment of goodwill	1,433,815	1,035,795
Impairment of intangible assets	2,043,011	688,127
General and administrative	9,727,735	4,560,743
Total operating expenses	27,718,380	32,368,400
Loss from operations	(29,031,112)	(33,368,720)
Other income (expenses)
Other income	99	396,223
Interest expense	(821,051)	(372,106)
Accretion of debt discount and issuance cost	(4,668,039)	(3,612,669)
Derivative expense		(100,502)
Change in derivative liability	3,729	(1,096,287)
Impairment of investment	(50,000)	(589,461)
Settlement of vendor liabilities	(265,717)	59,692
Loss on marketable securities	(11,742)
Gain (loss) on extinguishment of debt	(832,482)	1,025,655
Gain on forgiveness of debt		279,022
Other income (expenses), net	(6,645,203)	(4,010,433)
Loss before income tax provision	(35,676,315)	(37,379,153)
Income tax provision
Net loss	(35,676,315)	(37,379,153)
Non-controlling interest in net loss	3,383,044	86,251
Net Loss attributable to Creatd, Inc.	(32,293,271)	(37,292,902)
Deemed dividend	(4,216,528)	(410,750)
Net loss attributable to common shareholders	(36,509,799)	(37,703,652)
Net loss	(35,676,315)	(37,379,153)
Currency translation loss	(61,911)	(41,038)
Comprehensive loss	$ (35,738,226)	$ (37,420,191)
Per-share data
Basic and diluted loss per share (in Dollars per share)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding (in Shares)	22,035,260	12,652,470